UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21380
                                                     ---------------------------

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                            --------------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                     Date of reporting period: MAY 31, 2004
                                              -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

Dear Shareholder:

     During Flaherty & Crumrine/Claymore Total Return Fund's ("FLC") recently concluded 2nd fiscal quarter, the biggest challenge we faced was holding on to the impressive returns of the 1st quarter. Although the Fund's total return on Net Asset Value ("NAV") DECLINED 3.2%(1) during the three month period ending May 31st, results over the first six months of fiscal 2004 INCREASED 0.5%(1).

     Over the short history of FLC, the NAV performance has been competitive with other bond funds. Funds in the process of acquiring an investment portfolio, as was the case for FLC during much of this period, often lag funds which are fully invested. For comparison purposes, we have included the average return on all funds in the Lipper Domestic Investment Grade Bond Fund category. Although the investment strategies that we use in the Fund typically differ significantly from those of the bond funds, we believe that FLC provides a superior way of accomplishing a similar investment objective.

--------------------------------------------------------------------------------
        AVERAGE TOTAL RETURN(2) PER YEAR FOR PERIODS ENDING MAY 31, 2004(1)

                                                                     LIFE OF
                                                                     FUND(3)
                                                                     --------
      Flaherty & Crumrine/Claymore Total Return Fund's
         Return on Net Asset Value ................................     3.3%
      Lipper Domestic Investment Grade Bond Funds(4) ..............     4.3%


----------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Not annualized.
(3)  Since inception on August 26, 2003.
(4) Includes all U.S. Government bond, mortgage bond and term trust and investment grade bond funds in Lipper's closed-end fund database at each point in time.
--------------------------------------------------------------------------------

     In early April, we learned that the economy had finally begun to experience job growth consistent with an expanding economy. As a result, investors stopped wondering IF the Federal Reserve would raise interest rates, and instead simply asked WHEN. From a low of 3.7% in mid-March, the yield on the benchmark ten-year U.S. Treasury had risen a full percentage point by the end of May.

     Of course, the Fund's hedging strategy is intended to protect the NAV against substantial increases in interest rates. So, how did it work? As expected, the hedge significantly cushioned the decline (without the hedge, the total return for the quarter would have been -6.5% instead of -3.2%).

     Recall that our hedge positions are analogous to an insurance policy. We make regular "premium" payments to buy protection against rising interest rates. In order to keep the cost of these payments down, we typically structure the hedge with a "deductible," meaning some portion of the loss must be absorbed by the Fund before we can collect on the policy. (For those familiar with options, we are purchasing OUT-OF-THE-MONEY PUT OPTIONS on the U.S. Treasury Bond future contract.) During the most recent quarter, the Fund absorbed the entire amount of the deductible. If long-term interest rates continue to climb, the current hedge position should neutralize more of the decline in the value of preferred positions.

     Also working against the Fund's NAV was a modest, adverse move in the relationship between the preferred securities market and U.S. Treasuries. Simply stated, the price of a typical preferred security fell by more than the price of a corresponding Treasury bond during the quarter. Since our hedge positions are tied to Treasuries, this meant the appreciation in the Fund's hedge position didn't quite keep up with the decline in the value of the preferred securities.

     The MARKET PRICE of FLC fell steadily throughout April. Needless to say, this had a lot of people scratching their heads, including us. We address this more completely in the Question and Answer section, but the drop can be attributed primarily to two factors--a concern about rising interest rates and technical factors in the market. For some owners of FLC as well as other closed-end income funds, the attitude appeared to be "sell now, ask questions later." Such across-the-board selling ignores the fundamental differences between FLC and most other funds, especially its hedging strategy. As the chart below demonstrates, the relationship of the market price of the Fund's shares to the NAV has been a bit erratic over time. We'd like to see the price track the NAV more closely, but obviously that has not been the case.

                 FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND
            PREMIUM/DISCOUNT OF MARKET PRICE TO NAV THROUGH 5/31/2004

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Date         Premium/Discount

     5/28/04            0.0017
     5/21/04           -0.0305
     5/14/04           -0.0330
     5/7/04            -0.0729
     4/30/04           -0.0325
     4/23/04            0.0017
     4/16/04            0.0107
     4/9/04             0.0363
     4/2/04             0.0660
     3/26/04            0.0444
     3/19/04            0.0486
     3/12/04            0.0487
     3/5/04             0.0312
     2/27/04            0.0461
     2/20/04            0.0597
     2/13/04            0.0581
     2/6/04             0.0647
     1/30/04            0.0467
     1/23/04            0.0465
     1/16/04            0.0640
     1/9/04             0.0373
     1/2/04             0.0444
     12/26/03           0.0477
     12/19/03           0.0287
     12/12/03           0.0365
     12/5/03            0.0360
     11/28/03           0.0341
     11/21/03           0.0482
     11/14/03           0.0453
     11/7/03            0.0678
     10/31/03           0.0466
     10/24/03           0.0377
     10/17/03           0.0428
     10/10/03           0.0305
     10/3/03            0.0275
     9/26/03            0.0249
     9/19/03            0.0362
     9/12/03            0.0408
     9/5/03             0.0477
     8/29/03            0.0491

     Of course, FLC is all about income. We believe that the Fund's income should hold up well if the interest rate on long-term Treasury bonds declines. In addition, if the long-term Treasury interest rate increases substantially, the Fund's income should reflect a large part of the increase.

     In recent weeks, a number of investors have visited the new web site created by the Fund's adviser, Flaherty & Crumrine. We think you'll find www.preferredstockguide.com contains useful information about most of the issues that make up the preferred securities universe. We hope you will also continue to visit the Fund's web site at www.fcclaymore.com.

     Sincerely,

     /S/ DONALD F. CRUMRINE                         /S/ ROBERT M. ETTINGER
     Donald F. Crumrine                             Robert M. Ettinger
     Chairman of the Board                          President


     July 23, 2004

                               QUESTIONS & ANSWERS

WHAT CAUSED THE FUND'S MARKET PRICE TO DROP IN APRIL?

     It appears as though the drop can be attributed mainly to two things -- concerns about rising interest rates and a large number of stop-loss sell orders for the Fund's shares.

     In early April, the Department of Labor announced the economy had added over 300,000 new non-farm jobs during March. In the preceding months, job creation had been persistently below expectations despite other indications that economic activity was picking up. The widespread belief was the Federal Reserve would keep short-term interest rates low until there was sufficient evidence employment conditions were improving. With the job growth in March, policymakers began talking about the need to remove current policy accommodation and move rates gradually back to "normal". A sharp market selloff ensued.

     With concerns about rising interest rates, shareholders of income oriented closed-end funds apparently began selling indiscriminately. Of course, selling FLC simply due to concerns about rising interest rates seems to ignore the Fund's hedging strategy. Nonetheless, for the sellers, the decision was sell first, ask questions later.

     Stop-loss orders apparently also contributed to the price decline. It is impossible to get information on stop-loss orders since the NYSE keeps the data private. But anecdotal evidence indicates that small bits of selling pressure triggered stop-loss orders, which in turn led to more selling and more stop-losses being triggered.

HOW DID PREFERRED SECURITIES PERFORM DURING THE QUARTER?

     Concerns about rising interest rates also resulted in weak performance for most segments of the preferred market. As with closed-end funds, the prices of NYSE listed hybrid preferred securities were especially hard hit as a result of stop-loss orders being triggered. By the end of the quarter, preferred prices had stabilized, but relative to other market sectors were still somewhat below where they started.

WHAT IS THE IMPACT OF RISING INTEREST RATES ON THE FUND'S INCOME?

     Rising rates can affect the income earned in the Fund in different ways.

     On the plus side, if we make money on the hedge, we can purchase more securities and produce more income. This should occur if long-term interest rates rise. Increases in short-term rates, however, generally result in higher costs, as the Fund will have to pay higher rates on its shares of Auction Market Preferred Stock (AMPS).

     Over time, changes in the slope of the yield curve (the difference between long-term and short-term interest rates) will also impact the Fund's income. When the differential is small (the yield curve is "flat"), the cost of leverage is relatively high, but the Fund's hedging strategy should be less expensive. In a steep yield curve environment (as we've seen over recent quarters), the opposite occurs -- the cost of leverage is low but the cost of the hedge goes up.

     Over the long-run, changes in the cost of leverage and changes in the cost of hedging should substantially offset one another. This is not by accident; the Fund's leverage and hedging strategy have been carefully structured to maintain this balance. In the near term, however, sharp increases in short-term interest rates may adversely impact the Fund's dividend rate.

IN THE STATEMENT OF ASSETS AND LIABILITIES IT APPEARS THAT DISTRIBUTIONS HAVE EXCEEDED NET INVESTMENT INCOME. DOES THIS MEAN THE FUND IS EARNING LESS THAN THE CURRENT DIVIDEND RATE?

     The short answer is "No". For FLC, the negative number DOES NOT mean the Fund's income is less than what it is paying in dividends.

     The long answer requires an understanding of certain esoteric accounting concepts, so for those gluttons for punishment we'll try to summarize the rules.

     Most companies, including funds such as FLC, are required to maintain financial records that conform to both accounting and tax rules. Logic would suggest that the results should be similar, but, over short periods of time, logic doesn't apply.

     The financial statements included in shareholder reports reflect book accounting rules only. However, when the Fund's Board of Directors determines the dividend rate, it uses income and expense numbers determined under the rules of tax accounting. While book and tax accounting differ in many respects, one big difference is the adjustment for income under a book accounting concept that goes by the quaint name of "Amortization and Accretion of Premiums and Discounts." In the case of FLC, due to recent market conditions, the adjustment has caused the difference between book income and distributions shown in the financial statements to become negative.

     In contrast, under tax accounting rules, the adjustments are only made when a security is sold (or disposed of in some manner). This means that for FLC, the income actually available to distribute to shareholders is roughly equal to the current dividend rate (no surprise here, this is what the tax rules encourage!).

     Obviously there are a lot of moving parts when trying to determine the appropriate dividend rate. The Fund's management continually monitors all of these factors and strives to recommend to the Board a sustainable long-term rate. Of course there can be no guarantee that income will remain at its current level indefinitely.

WILL THERE BE ANOTHER SPECIAL DISTRIBUTION IN DECEMBER?

     Special year-end distributions typically occur for two reasons -- the Fund has earned more investment income than it has paid out in dividends during the year or has net realized capital gains.

     With only half of the fiscal year under our belt, it is simply too early to predict either number. The Fund's monthly dividend is carefully evaluated to reflect investment income of the Fund.

     The Fund's hedging strategy makes it impossible to predict what the realized gain or loss situation will be at year-end. Recall that the gain or loss on the hedge position is assumed to be realized at year-end, while offsetting gains or losses on the investment portfolio are only realized when a position is sold. If interest rates rise substantially and portfolio turnover is low (as occurred last year), the result is net realized gains, even though the overall portfolio value remains relatively steady.

HAVE THERE BEEN RECENT CHANGES IN THE WAY THE FUND IS REGULATED?

     In a word, yes. Over the past several quarters a number of meaningful new regulations have been imposed on the mutual fund industry. As we have discussed in the past, while every fiduciary breach has occurred in open-end funds, most of the new rules also apply to closed-end funds, such as FLC. Shareholders should be aware that, as a result, the Fund's regulatory expenses continue to increase.

     The deadline for implementation of the most recently adopted rules is October, 2004. The Fund will have a Chief Compliance Officer ("CCO") reporting directly to the Board of Directors. The CCO will oversee development and implementation of all aspects of regulatory compliance.

     One significant change you will notice will be in the August quarterly report. Beginning with this report, all of the Fund's quarterly reports will contain a complete listing of the portfolio's investments. Other changes may not be as apparent, but we'll do our best to keep you informed about the most significant ones.

WHAT WAS THE RECENT CHANGE REGARDING INVESTMENTS IN FOREIGN SECURITIES?

     The Board of Directors has recently amended the investment policies to raise the authorized maximum percentage investment in DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS in the Fund to 30% of total assets. The change was approved at the regular Board meeting held on April 23, 2004.

     The percentage limitation does not include the portion of the Fund's assets that can be invested in high quality money market obligations of foreign banks or foreign branches of U.S. banks, which remains at 25% of total assets.

     The change was undertaken in consideration of the significant cumulative growth in the amount of U.S. dollar-denominated foreign preferred securities outstanding. In the opinion of the Fund's Adviser the income and return available from foreign securities often exceeds that of comparably situated U.S. issuers.

     Investments by the Funds in such securities are subject to the same restrictions on credit quality and diversification that apply to U.S. domestic debt and preferred securities. The Fund's Adviser has stated that investing a greater portion of the Fund's assets in non-U.S. securities is not expected to adversely impact the effectiveness of the Fund's hedging strategies.

     Investors are cautioned that, although U.S. dollar-denominated foreign securities are not subject to currency risk, they may be subject to risks different from U.S. investments. In particular, the prices of foreign securities may be affected by political and economic conditions, less stringent regulation, and higher volatility. In addition, many foreign securities may be less liquid and more volatile than U.S. securities.

DOES THE FUND USE CREDIT DERIVATIVES?

     Not at this time, but the Fund is currently considering the ability to purchase protection against both an issuer's deteriorating credit quality and adverse interest rate spread changes through the use of credit derivatives.

     While we attempt to manage credit risk, primarily through diversification and the sale of securities holdings before an issuer's credit quality deteriorates significantly, the Fund is considering from time to time managing the credit risk of its securities holdings by entering into credit derivative contracts, such as credit default swaps. At the risk of oversimplification, as a buyer of such credit protection the Fund would be entitled to receive the par value of a preferred or debt security from a counterparty in the event of a default by the issuer, offsetting some or all of the corresponding loss on the underlying security. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. Of course, if no default occurs, the Fund would have spent the stream of payments and received no benefit from entering into the contract.

     To protect against an adverse interest rate spread change (such as an adverse change in the yield spread between preferred securities and a benchmark Treasury security), the Fund is also considering from time to time purchasing options on market spread swaps. In the typical market spread swap, two counterparties agree to exchange payments at future dates based on the yield spread between a reference rate and a benchmark rate. Options on such swaps, which are analogous to interest rate swaptions, would give the Fund as the buyer the right, but not the obligation, to buy or sell the market spread between the reference and benchmark rate at a fixed price from the seller. At each future payment date, if the spread between the reference and benchmark rates were above (or below depending on the contract) the contract spread, the Fund would receive from the seller the difference between the current spread and the contracted spread. Of course, if the current spread were below (or above) the contract spread, the Fund would receive no benefit from entering into the contract for that payment date.

     Because the Fund has paid the option premium for both credit derivative transactions being considered, the financial risk of the transactions is initially limited to the amount of the premium paid and to the marked-to-market value of the option at a future date. In addition to the option expiring worthless, there are various other ways for financial risk to occur in such derivatives. Even though major financial and broker/dealer organizations are the usual counterparties, anyone entering into such agreements must carefully consider the other party's credit worthiness and its ability to perform its obligations. In addition, because credit derivatives are highly specialized investments and are not traded on any securities exchange, market liquidity may also be a risk at certain times. Further, such derivatives are not regulated by either the Commodities Futures Trading Commission or the Securities and Exchange Commission. Nonetheless, the liquidity and transparency of credit derivatives has increased significantly over the past several years, and we believe that having the ability to use them is in the best interest of shareholders.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK
-----------------------------------------------------------

                                TOTAL                               DIVIDEND
                              DIVIDENDS  NET ASSET      NYSE      REINVESTMENT
                                PAID       VALUE    CLOSING PRICE   PRICE (1)
                             ----------  ---------  -------------  ----------
December 31, 2003 Extra ....   $0.0400    $24.41       $25.85         $24.56
December 31, 2003 ..........    0.1625     24.41        25.85          24.56
January 31, 2004 ...........    0.1625     24.65        25.80          24.65
February 29, 2004 ..........    0.1625     24.72        25.86          24.72
March 31, 2004 .............    0.1625     24.84        25.93          24.84
April 30, 2004 .............    0.1625     24.02        23.24          23.47
May 31, 2004 ...............    0.1625     23.45        23.48          23.45


---------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

PREFERRED SECURITIES -- 67.7%
    ADJUSTABLE RATE PREFERRED SECURITIES -- 2.5%
           BANKING-- 2.5%
    177,058  J.P. Morgan Chase & Co.,
               Adj Rate Pfd. ........................ $  8,945,856*
                                                      ------------
    FIXED RATE PREFERRED SECURITIES -- 65.2%
           BANKING -- 31.8%
             ABN AMRO North America, Inc.:
      1,000    6.59% Pfd., 144A**** .................    1,055,625*
     28,000    ABN AMRO Capital Fund Trust VII,
               6.08% Pfd. ...........................      652,680
$ 4,500,000  Astoria Capital Trust I,
               9.75% 11/01/29 Capital Security,
               Series B .............................    5,545,440
             Bank of America Corporation:
     38,800    BAC Capital Trust I,
               7.00% Pfd. ...........................      994,832
     10,900    BAC Capital Trust II,
               7.00% Pfd. ...........................      277,405
     25,000    BAC Capital Trust III,
               7.00% Pfd. ...........................      635,750
     18,000    Fleet Capital Trust VII,
               7.20% Pfd. ...........................      464,220
             Bank One Corporation:
      4,700    Bank One Capital I,
               8.00% Pfd ............................      119,568
     28,000    Bank One Capital Trust VI,
               7.20% Pfd ............................      719,880
$ 2,000,000    First Chicago NBD Capital  A,
               7.95% 12/01/26 Capital Security,
               144A**** .............................    2,171,760
             BNP Paribas,
$ 1,900,000    First Hawaiian Capital I,
               8.343% 07/01/27 Capital Security,
               Series B .............................    2,113,655
     20,000  Citigroup, Inc.,
               6.231% Pfd., Series H ................    1,016,900*
     40,000  Cobank, ACB,
               7.00% Pfd., 144A**** .................    2,127,400*
     20,000  Colonial Capital Trust IV,
               7.875% Pfd. ..........................      513,300

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------
             Deutsche Bank,
$ 1,000,000    BT Preferred Capital Trust II,
               7.875% 02/25/27 Capital Security ..... $  1,071,860
$ 2,000,000  First Midwest Capital Trust I,
               6.95% 12/01/33 Capital Security,
               144A**** .............................    2,018,830
$ 1,500,000  First Tennessee Capital Trust II,
               6.30% 04/15/34 Capital Security,
               Series B .............................    1,408,140
          2  FT Real Estate Securities Company,
               9.50% Pfd., 144A**** .................    2,725,106
$ 6,000,000  GreenPoint Capital Trust I,
               9.10% 06/01/27 Capital Security ......    6,845,430
$ 8,000,000  HBOS Capital Funding LP,
               6.85% 03/23/09 .......................    7,949,760
             HSBC USA, Inc.:
$ 6,820,000    HSBC Capital Funding LP,
               10.176% 144A**** .....................    9,515,707
$   855,000    HSBC Capital Trust II,
               8.38% 05/15/2027 Capital Security,
               144A**** .............................      948,828
$ 1,600,000    Republic New York Capital I,
               7.750% 11/15/26 Capital Security .....    1,711,096
$   698,000    Republic New York Capital II,
               7.53% 12/04/26 Capital Security,
               STOPS ................................      741,660
$ 3,000,000  Haven Capital Trust I,
               10.46% 02/01/27 Capital Security .....    3,526,455
             J.P. Morgan Chase & Co.:
      6,455    6.625% Pfd., Series H ................      344,987*
$10,000,000    Chase Capital I,
               7.67% 12/01/26 Capital Security ......   10,606,400
     79,300    Chase Capital VII,
               7.00% Pfd., Series G .................    1,968,622
$ 5,000,000  KeyCorp,
               Keycorp Institutional Capital,
               7.826% 12/01/26 Capital Security,
               Series A .............................    5,378,250
             M&T Bank Corporation,
$   400,000    First Empire Capital Trust I,
               8.234% 02/01/27 Capital Security .....      439,848


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
-----------------------------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           BANKING (CONTINUED)
         10  Marshall & Ilsley Investment II,
               8.875% Pfd., REIT, 144A**** .......... $  1,065,918
$ 2,500,000  North Fork Capital Trust I,
               8.70% 12/15/26 Capital Security ......    2,791,750
$   810,000  North Fork Capital Trust II,
               8.00% 12/15/27 Capital Security ......      896,237
      2,100  Regions Financial Trust I,
               8.00% Pfd. ...........................       55,850
         20  Roslyn Real Estate,
               8.95% Pfd., Pvt., REIT, Series C,
               144A**** .............................    2,207,124
             Royal Bank of Scotland Group PLC:
     75,000    5.75% Pfd., Series B .................    1,654,875**
$ 4,000,000    RBS Capital Trust B,
               6.80% 12/29/49 Capital Security ......    3,963,540**
$ 5,050,000  Union Planters Capital Trust,
               8.20% 12/15/26 Capital Security ......    5,533,714
     19,000  U.S. Bancorp,
               USB Capital V, 7.25% Pfd. ............      490,010
             Wachovia Corporation:
$ 2,000,000    First Union Institutional Capital II,
               7.85% 01/01/27 Capital Security ......    2,156,710
$ 5,000,000    Wachovia Capital Trust I,
               7.64% 01/15/27 Capital Security,
               144A**** .............................    5,315,800
    350,000    Wachovia Preferred Funding,
               7.25% Pfd., Series A .................    9,366,000
             Wells Fargo & Company:
      7,900    Wells Fargo Capital Trust IV,
               7.00% Pfd. ...........................      200,739
    100,000    Wells Fargo Capital IX,
               5.625% Pfd. ..........................    2,189,500
                                                      ------------
             TOTAL BANKING FIXED RATE
               PREFERRED SECURITIES .................  113,497,161
                                                      ------------
           FINANCIAL SERVICES -- 5.0%
             Bear Stearns Companies, Inc.:
      9,900    5.49% Pfd., Series G .................      460,795*
    160,000    5.72% Pfd., Series F .................    7,607,200*


                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------
      4,200  Household Capital Trust VI,
               8.25% Pfd. ........................... $    111,426
             Lehman Brothers Holdings, Inc.:
     50,000    5.94% Pfd., Series C .................    2,441,000*
    199,000    6.50% Pfd., Series F .................    5,143,155*
     48,650  Merrill Lynch Capital Trust V,
               7.28% Pfd. ...........................    1,265,873
             Morgan Stanley:
     17,200    Morgan Stanley Capital Trust II,
               7.25% Pfd. ...........................      440,492
      6,000    Morgan Stanley Capital Trust V,
               5.75% Pfd. ...........................      132,870
                                                      ------------
             TOTAL FINANCIAL SERVICES FIXED
               RATE PREFERRED SECURITIES ............   17,602,811
                                                      ------------
           INSURANCE -- 9.2%
     15,000  AAG Holding Company, Inc.,
               7.25% Pfd ............................      363,750
    177,380  ACE Ltd.,
               7.80% Pfd., Series C .................    4,610,993**
$ 5,920,000  AON Capital Trust A,
               8.205% 01/01/27 Capital Security .....    6,466,179
    186,000  Everest Re Capital Trust II,
               6.20% Pfd., Series B .................    4,134,780
     36,000  ING Groep NV,
               7.05% Pfd. ...........................      905,040
             SAFECO Corporation,
$ 1,395,000    Safeco Capital Trust I,
               8.072% 07/15/37 Capital Security .....    1,523,940
             The St. Paul Companies, Inc.:
     40,000    St. Paul Capital Trust I,
               7.60% Pfd. ...........................    1,022,200
$ 4,815,000    USF&G Capital,
               8.312% 07/01/46 Capital Security,
               144A**** .............................    5,466,903
             Zurich RegCaPS Fund Trust I:
      1,525    6.01% Pfd., 144A**** .................    1,558,184*
      6,675    6.58% Pfd., 144A**** .................    6,752,730*
                                                      ------------
             TOTAL INSURANCE FIXED RATE
               PREFERRED SECURITIES .................   32,804,699
                                                      ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------


PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           UTILITIES -- 13.2%
    225,000  Alabama Power Company,
               5.30% Pfd ............................ $  5,341,500*
             CenterPoint Energy, Inc.,
$ 4,500,000    Houston Light & Power, Capital Trust II,
               8.257%, 02/01/37 Capital Security,
               Series B .............................    4,477,500
             Constellation Energy Group,
     45,700    Baltimore Gas & Electric Company,
               6.70% Pfd., Series 1993 ..............    4,788,903*
             Duke Energy Corporation:
     50,214    7.04% Pfd., Series Y .................    5,191,877*
     15,000    7.85% Pfd., Series S .................    1,557,525*
     47,000  Duquesne Light & Company,
               6.50% Pfd. ...........................    2,328,850*
     20,000  Energy East Capital Trust I,
               8.25% TOPrS ..........................      519,000
        758  Entergy Arkansas, Inc.,
               7.40% Pfd. ...........................       78,949*
     60,000  Florida Progress Corporation Capital I,
               7.10% Pfd., QUIPS, Series A ..........    1,474,500
     30,445  Indianapolis Power & Light Company,
               5.65% Pfd. ...........................    2,620,706*
             Interstate Power & Light Company:
     90,000    7.10% Pfd. ...........................    2,341,350*
     38,600    8.375% Pfd., Series B ................    1,184,634*
    120,000  Mississippi Power Company,
               5.25% Pfd. ...........................    2,800,800*
$ 5,000,000  PECO Energy Capital Trust IV,
               5.75% 06/15/33 Capital Security ......    4,447,825


                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

             Public Service Enterprise Group, Inc.:
     16,200    PSEG Funding Trust II,
               8.75% Pfd. ........................... $    441,288
     30,000    Public Service Electric & Gas,
               4.30% Pfd., Series C .................    2,180,250*
    120,000  Southern Union Company,
               7.55% Pfd. ...........................    3,165,600*
     10,000  Southwest Gas Capital II,
               7.70% Pfd. ...........................      256,650
     82,717  Wisconsin Power & Light Company,
               6.50% Pfd. ...........................    1,970,319*
                                                      ------------
             TOTAL UTILITIES FIXED RATE
               PREFERRED SECURITIES .................   47,168,026
                                                      ------------
           OIL AND GAS -- 0.8%
      2,750  EOG Resources, Inc.,
               7.195% Pfd., Series B ................    2,959,495*
                                                      ------------
           MISCELLANEOUS INDUSTRIES -- 5.2%
     10,000  AMB Property Corporation,
               6.75% Pfd., REIT Series M ............      230,950
     40,000  BRE Properties, Inc.,
               6.75% Pfd., REIT, Series C ...........      942,000
     38,750  Carramerica Realty Corporation,
               7.50% Pfd., REIT, Series E ...........      977,663
     65,300  Delphi Trust I,
               8.25% Pfd. ...........................    1,653,396
     50,000  Duke Realty Corporation,
               6.50% Pfd., REIT, Series K ...........    1,166,750
     85,000  Equity Residential Properties,
               8.29% Pfd., REIT, Series K ...........    4,990,350
    100,000  Health Care Property Investment,
               7.10% Pfd., REIT, Series F ...........    2,404,500
     34,000  Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** .................    2,626,670*
     57,000  PS Business Parks, Inc.,
               6.875% Pfd., REIT, Series I ..........    1,282,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
-----------------------------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

PREFERRED SECURITIES (CONTINUED)
    FIXED RATE PREFERRED SECURITIES (CONTINUED)
           MISCELLANEOUS INDUSTRIES(CONTINUED)
             Public Storage, Inc.:
     44,200    7.50% Pfd., REIT, Series V ........... $  1,122,459
      1,400    7.625% Pfd., REIT, Series T ..........       35,616
     42,000    8.00% Pfd., REIT, Series R ...........    1,090,740
                                                      ------------
             TOTAL MISCELLANEOUS
               INDUSTRIES FIXED RATE
               PREFERRED SECURITIES .................   18,523,594
                                                      ------------
             TOTAL FIXED RATE
               PREFERRED SECURITIES .................  232,555,786
                                                      ------------
             TOTAL PREFERRED SECURITIES
               (Cost $243,210,775) ..................  241,501,642
                                                      ------------
CORPORATE DEBT SECURITIES -- 24.9%
           FINANCIAL SERVICES -- 0.3%
     45,000  Corporate-Backed Trust Certificates,
               Series Goldman Sachs
               5.80% Pfd. ...........................    1,042,200
                                                      ------------
           INSURANCE -- 9.2%
     20,000  American Financial Group, Inc.,
               7.125% 02/03/34, Senior Note .........      488,000
$ 8,700,000  Oneamerica Financial Partners,
               7.00% 10/15/33, 144A**** .............    8,555,232
$10,300,000  Prudential Holdings LLC,
               8.695% 12/18/23, 144A**** ............   12,559,254
$ 7,000,000  UnumProvident Corporation,
               7.25% 03/15/28, Senior Notes .........    6,359,150
  5,385,000  Western & Southern Financial,
               5.75% 07/15/33, 144A**** .............    4,875,848
                                                      ------------
             TOTAL INSURANCE CORPORATE
               DEBT SECURITIES ......................   32,837,484
                                                      ------------
           OIL & GAS -- 2.5%
    356,200  Nexen, Inc.,
               7.35% Subordinated Notes .............    9,054,604
                                                      ------------
           UTILITIES -- 10.6%
$ 2,000,000  AEP Texas Central Company,
               6.65% 02/15/33, Senior Notes,
               Series E .............................    2,024,160


                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

             Duke Capital Corporation:
     27,200    7.875% 02/15/32,
               Corp-Backed Trust .................... $    699,856
$ 5,000,000    8.00% 10/01/19, Senior Notes .........    5,628,950
$ 4,000,000  Florida Power & Light Company,
               5.95% 10/01/33, 1st Mortgage .........    3,936,880
$ 4,000,000  Indianapolis Power & Light Company,
               6.60% 01/01/34, 1st Mortgage,
               144A**** .............................    3,956,100
$ 4,000,000  Interstate Power & Light Company,
               6.45% 10/15/33, Senior Notes .........    4,007,440
$ 6,215,000  Progress Energy, Inc.,
               7.75% 03/01/31 .......................    6,953,653
$ 5,670,000  TXU US Holding Company,
               Oncor Electric Delivery Company,
               7.25% 01/15/33, Senior Notes .........    6,286,215
$ 4,000,000  Wisconsin Electric Power Company,
               6.875% 12/01/95 ......................    4,144,260
                                                      ------------
             TOTAL UTILITIES CORPORATE
               DEBT SECURITIES ......................   37,637,514
                                                      ------------
           MISCELLANEOUS -- 2.3%
     35,325  Ford Motor Company,
               7.50% 06/10/43, Senior Notes .........      885,774
$ 6,265,000  General Motors Corporation,
               8.80% 03/01/21 .......................    6,785,371
     25,300  Maytag Corp,
               7.875% 08/01/31 ......................      650,969
                                                      ------------
             TOTAL MISCELLANEOUS
               CORPORATE DEBT SECURITIES ............    8,322,114
                                                      ------------
             TOTAL CORPORATE DEBT SECURITIES
               (Cost $90,291,496) ...................   88,893,916
                                                      ------------
CONVERTIBLE SECURITIES -- 3.1%
           INSURANCE -- 0.7%
     50,000  UnumProvident Corporation,
               8.25% Pfd. Mandatory
               Convertible 05/15/06 .................    1,536,500
     36,000  XL Capital Ltd.,
               6.50% Pfd. Mandatory
               Convertible 05/15/07 .................      900,180
                                                      ------------
             TOTAL INSURANCE
             CONVERTIBLE SECURITIES .................    2,436,680
                                                      ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 1)
------------                                           ----------

CONVERTIBLE SECURITIES (CONTINUED)
           UTILITIES -- 2.4%

             FPL Group, Inc.,
    161,500    8.50% Pfd. Mandatory Convertible,
               Series A 02/16/05 .................... $  8,834,857
                                                      ------------
             TOTAL CONVERTIBLE SECURITIES
               (Cost $11,667,297) ...................   11,271,537
                                                      ------------
OPTION CONTRACTS-- 2.4%  (Cost $11,531,364)
      2,535  Put Options on U.S. Treasury Bond,
               September Futures,
               Expiring 09/27/04 ....................    8,591,016+
                                                      ------------
MONEY MARKET FUND -- 0.7%  (Cost $2,403,279)
  2,403,279  BlackRock Provident Institutional
               TempFund, 0.91% ......................    2,403,279
                                                      ------------
TOTAL INVESTMENTS (Cost $359,104,211***) .  98.8%      352,661,390
OTHER ASSETS AND LIABILITIES (Net) .......   1.2%        4,120,996
                                            ----      ------------
TOTAL NET ASSETS AVAILABLE TO COMMON
STOCK AND PREFERRED STOCK ................ 100.0%     $356,782,386
                                           -----      ------------
AUCTION MARKET PREFERRED STOCK (AMPS)
REDEMPTION VALUE                                      (128,500,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS TO
AMPS                                                       (42,298)
                                                      ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK            $228,240,088
                                                      ============
--------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TOPRS   --  Trust Originated Preferred Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)
-----------------------------------------------------------


ASSETS:
   Investments, at value (Cost $359,104,211)
      (See accompanying Portfolio of Investments) .............               $352,661,390
   Dividends and interest receivable ..........................                  5,207,994
   Prepaid expenses ...........................................                    177,042
                                                                              ------------
           Total Assets .......................................                358,046,426

LIABILITIES:
   Payable for securities purchased ...........................   $ 530,000
   Dividends payable to Common Shareholders ...................     219,688
   Offering cost payable ......................................     160,298
   Investment advisory fee payable ............................     163,485
   Administration, Transfer Agent and Custodian fees and
     expenses payable .........................................      65,676
   Servicing agent fees payable ...............................      17,451
   Professional fees payable ..................................      47,241
   Directors' fees payable ....................................       6,476
   Accrued expenses and other payables ........................      53,725
   Accumulated undeclared distributions to Auction Market
     Preferred Stock Shareholders .............................      42,298
                                                                  ---------
           Total Liabilities ..................................                  1,306,338
                                                                              ------------
AUCTION MARKET PREFERRED STOCK (5,140 SHARES OUTSTANDING)
   REDEMPTION VALUE ...........................................                128,500,000
                                                                              ------------
NET ASSETS AVAILABLE TO COMMON STOCK ..........................               $228,240,088
                                                                              ============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Distribution in excess of net investment income ............               $   (198,524)
   Accumulated net realized gain on investments sold ..........                  4,638,280
   Unrealized depreciation of investments .....................                 (6,442,821)
   Par value of Common Stock ..................................                     97,319
   Paid-in capital in excess of par value of Common Stock .....                230,145,834
                                                                              ------------
           Total Net Assets Available to Common Stock .........               $228,240,088
                                                                              ============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
     Common Stock (9,731,928 shares outstanding) ..............               $      23.45
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------


INVESTMENT INCOME:
     Dividends ..............................................................               $  4,051,777
     Interest ...............................................................                  6,827,254
                                                                                            ------------
          Total Investment Income ...........................................                 10,879,031

EXPENSES:
     Investment advisory fee ................................................   $989,376
     Servicing agent fee ....................................................    107,833
     Administrator's fee ....................................................    133,175
     Auction Market Preferred Stock broker commissions and auction
        agent fees ..........................................................    166,072
     Professional fees ......................................................     76,150
     Insurance expense ......................................................    185,495
     Shareholder transfer and payment agent fees and expenses ...............     51,882
     Directors' fees and expenses ...........................................     37,449
     Custodian fees and expenses ............................................     21,240
     Other ..................................................................     89,552
                                                                                --------
          Total Expenses ....................................................                  1,858,224
                                                                                            ------------

NET INVESTMENT INCOME .......................................................                  9,020,807
                                                                                            ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during the period ................                  6,418,749
     Change in unrealized depreciation of investments during the period .....                (13,370,524)
                                                                                            ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .............................                 (6,951,775)
                                                                                            ------------

DISTRIBUTIONS TO AUCTION MARKET PREFERRED
   STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated undeclared distributions) ...............................                   (764,049)
                                                                                            ------------

NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ..........................................................               $  1,304,983
                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------

                                                                                                         FOR THE PERIOD
                                                                                   SIX MONTHS ENDED   FROM AUGUST 29, 2003*
                                                                                     MAY 31, 2004            THROUGH
                                                                                      (UNAUDITED)       NOVEMBER 30, 2003
                                                                                     ------------       -----------------
OPERATIONS:
     Net investment income .....................................................     $  9,020,807         $  2,998,358
     Net realized gain/(loss) on investments sold during the period ............        6,418,749           (1,673,594)
     Change in net unrealized (depreciation)/appreciation of investments
        sold during the period .................................................      (13,370,524)           6,927,703
     Distributions to AMPS** Shareholders from net investment income,
        including changes in accumulated undeclared distributions ..............         (764,049)            (126,947)
                                                                                     ------------         ------------
     Net increase in net assets resulting from operations ......................        1,304,983            8,125,520

DISTRIBUTIONS:
     Dividends paid from net investment income to Common
        Stock Shareholders .....................................................       (9,860,698)          (1,572,870)
     Distributions paid from net realized capital gains to Common
        Stock Shareholders .....................................................               --                   --
                                                                                     ------------         ------------
     Total Distributions to Common Stock Shareholders ..........................       (9,860,698)          (1,572,870)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................        1,297,141          230,990,626
     Decrease due to Cost of Common Stock offering .............................               --             (483,750)
     Decrease due to Cost of AMPS** Issuance ...................................               --           (1,660,881)
                                                                                     ------------         ------------
     Net increase in net assets available to Common Stock resulting
        from Fund share transactions ...........................................        1,297,141          228,845,995

NET (DECREASE)/INCREASE IN NET ASSETS TO
    COMMON STOCK FOR THE PERIOD ................................................       (7,258,574)         235,398,645

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .......................................................      235,498,662              100,017
                                                                                     ------------         ------------

     End of period (including distributions in excess of net investment income of ($198,524) and undistributed net investment income of
        $1,405,416, respectively) ..............................................     $228,240,088         $235,498,662
                                                                                     ============         ============

-----------------
  * Commencement of operations.
 ** Auction Market Preferred Stock.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                     -----------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                       SIX MONTHS      FOR THE PERIOD FROM
                                                                                          ENDED        AUGUST 29, 2003(1)
                                                                                      MAY 31, 2004           THROUGH
                                                                                       (UNAUDITED)      NOVEMBER 30, 2003
                                                                                      ------------     -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................................        $  24.33             $  23.82(2)
                                                                                        --------             --------
INVESTMENT OPERATIONS:
Net investment income ..........................................................            0.93                 0.30
Net realized and unrealized (loss)/gain on investments .........................           (0.72)                0.55

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
From net investment income .....................................................           (0.08)               (0.01)
From net realized capital gains ................................................              --                   --
                                                                                        --------             --------
Total from investment operations ...............................................            0.13                 0.84
                                                                                        --------             --------
COST OF ISSUANCE OF AMPS* ......................................................              --                (0.17)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income .....................................................           (1.01)               (0.16)
From net realized capital gains ................................................              --                   --
                                                                                        --------             --------
Total distributions to Common Shareholders .....................................           (1.01)               (0.16)
                                                                                        --------             --------
Net asset value, end of period .................................................        $  23.45             $  24.33
                                                                                        ========             ========
Market value, end of period ....................................................        $  23.48             $  25.16
                                                                                        ========             ========
Total investment return based on net asset value**** ...........................           0.48%***             2.82%***(3)
                                                                                        ========             ========
Total investment return based on market value**** ..............................         (2.71)%***             1.31%***(3)
                                                                                        ========             ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
Total net assets, end of period (in 000's) .....................................        $228,240             $235,499
Operating expenses .............................................................            1.57%**              1.34%**
Net Investment Income+ .........................................................            7.63%**              4.86%**

-----------------------------------------------
SUPPLEMENTAL DATA:++
      Portfolio turnover rate ..................................................              58%***               56%***
      Total net assets available to Common and Preferred Stock,
        end of period (in 000's) ...............................................        $356,740             $363,999
      Ratio of operating expenses to total average net assets available to
        Common and Preferred Stock .............................................            1.02%**              1.11%**

   *  Auction Market Preferred Stock.
  **  Annualized.
 ***  Not annualized.
**** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment and Cash Purchase Plan.
   + The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
  ++  Information presented under heading Supplemental Data includes AMPS*.
 (1)  Commencement of operations.
 (2) Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
 (3) Total return on net asset value is calculated assuming a purchase at the offering price of $25.00 less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (August 29, 2003) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------
      The table below sets out information with respect to Auction Market Preferred Stock (AMPS) currently outstanding.

                                                     INVOLUNTARY      AVERAGE
                                         ASSET       LIQUIDATING      MARKET
                   TOTAL SHARES        COVERAGE      PREFERENCE        VALUE
      DATE        OUTSTANDING (1)    PER SHARE (2)    PER SHARE    PER SHARE (3)
    --------      ---------------    -------------   -----------   -------------
    05/31/04*          5,140            $69,413        $25,000        $25,000
    11/30/03           5,140             70,831         25,000         25,000

-------------
(1) See Note 6.
(2) Calculated by subtracting the Fund's total liabilities (excluding the AMPS) from the Fund's total assets and dividing that amount by the number of AMPS shares outstanding.
(3) Excludes accumulated undeclared dividends.
*   Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                     -----------------------------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine/Claymore Total Return Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on July 18, 2003, and commenced operations on August 29, 2003 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to provide its common shareholders with high current income. The Fund's secondary investment objective is capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of its Auction Market Preferred Stock ("AMPS"), and (iii) accumulated and unpaid dividends on AMPS.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, including capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to Shareholders of Common Stock ("Shareholders"). Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains are distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision will be required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to AMPS Shareholders, during 2003 and year-to-date was as follows:

                       DISTRIBUTIONS PAID IN FISCAL YEAR 2004        DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                       --------------------------------------        --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------     ---------------    -----------------------
Common                     N/A                   N/A                  $1,572,870                 --
Preferred                  N/A                   N/A                  $  126,947                 --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock shareholders, on a tax basis were as follows:

                                UNDISTRIBUTED      UNDISTRIBUTED            UNREALIZED
   CAPITAL LOSS CARRYFORWARD   ORDINARY INCOME    LONG-TERM GAIN   APPRECIATION/(DEPRECIATION)
   -------------------------   ---------------    --------------   ---------------------------
          $(573,838)             $2,136,071           $--                   $6,120,615

     At November 30, 2003, the Fund's accumulated realized capital losses were $573,838. These losses may be carried forward and offset against any future capital gains through 2011.

     Under current tax laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2003, the Fund elected to defer losses of $399,543 between November 1, 2003 and November 30, 2003.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund paid $58,808 of Federal excise taxes attributable to calendar year 2003 in March of 2004.

3. INVESTMENT ADVISORY FEE, SERVICING AGENT FEE, ADMINISTRATION FEE, CUSTODIAN FEE, TRANSFER AGENT FEE AND DIRECTORS' FEES

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.575% of the first $200 million of the Fund's average weekly total managed assets, 0.50% of the next $300 million of the Fund's average weekly total managed assets, and 0.45% of the Fund's average weekly total managed assets above $500 million.

     For purposes of calculating such fee and the fees to the Servicing Agent, the Administrator and the Custodian (described below), the Fund's average weekly total managed assets means the total assets of the Fund (including assets attributable to any AMPS outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt representing financial leverage). For purposes of determining total managed assets, the liquidation preference of any AMPS issued by the Fund is not treated as a liability.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

     Claymore Securities, Inc. (the "Servicing Agent") serves as the Fund's Servicing Agent. In this capacity, it acts as Shareholder Servicing Agent to the Fund. As compensation for its services, the Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.025% of the first $200 million of the Fund's average weekly total managed assets, 0.10% of the next $300 million of the Fund's average weekly total managed assets and 0.15% of the Fund's average weekly total managed assets above $500 million.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares attributable to Common Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.01% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, and 0.005% of the next $500 million of the Fund's average weekly net assets attributable to the Common Stock and 0.0025% of the Fund's average weekly net assets attributable to the Common Stock above $1 billion, plus certain out-of-pocket expenses. For purpose of calculating such fee, the Fund's average weekly net assets attributable to the Common Stock will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on AMPS. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets, and 0.005% of the Fund's average weekly total managed assets above $1 billion.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser or the Servicing Agent a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. The Fund also reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended May 31, 2004, the cost of purchases of U.S. Government and other securities, excluding short-term investments, aggregated $8,418,688 and $198,042,644, respectively. Proceeds from sales of U.S. Government and other securities, excluding short-term investments, aggregated $79,635,906 and $128,022,098, respectively.

     At May 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,175,773 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $9,618,594.

5.   COMMON STOCK

     There  are  250,000,000   shares  of  capital  stock  authorized  of  which
240,000,000 are classified as Common Stock, par value $0.01 per share. At May 31, 2004, there were 9,679,198 shares of Common Stock issued and outstanding.

     ORGANIZATION EXPENSES AND COSTS OF THE COMMON STOCK OFFERING: Organization expenses relating to organizing the Fund of $12,000 have been paid by the Adviser. Costs of the Common Stock offering were estimated to be approximately $847,347. The Adviser has also agreed to pay offering costs (excluding sales charges) that exceeded $0.05 per share. Costs of the Common Stock offering up to $0.05 per share and sales charges were borne by the Fund and its shareholders and are accounted for as a reduction to paid-in capital. Based on the initial offering of 9,000,000 shares, and the subsequent offering of 675,000 shares through exercise of the underwriters' over-allotment option in connection with the initial offering, $483,750 of the offering costs were borne by the Fund and $363,597 were borne by the Adviser.

     At May 31, 2004, 250,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                        PERIOD ENDED 11/30/03 (FUND INCEPTION TO DATE)
                                        ----------------------------------------------
                                           SHARES        GROSS AMOUNT        SALES LOAD         NET AMOUNT
                                           ------        ------------        ----------         ----------
Beginning Capitalization                    4,198        $    100,017       $         0       $    100,017

Initial Public Offering
on 08/27/03                             9,000,000         225,000,000        10,125,000        214,875,000

Shares offered through
exercise of Underwriters'
over-allotment option
   On 09/12/03                            400,000          10,000,000           450,000          9,550,000
   On 10/14/03                            275,000           6,875,000           309,376          6,565,626
                                        ---------        ------------       -----------       ------------
Total                                   9,679,198        $241,975,017       $10,884,376       $231,090,643

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                       ----------------
                                                           05/31/04
                                                           --------
                                                    SHARES          AMOUNT
                                                    ------          ------
Share issued under the Dividend
   Reinvestment and Cash Purchase Plan              52,730        $1,297,141
                                                    ------        ----------

6.   AUCTION MARKET PREFERRED STOCK ("AMPS")

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The AMPS, which consists of Series T7 and W28, is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on AMPS are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the AMPS. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, AMPS at a redemption price of $25,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     An auction of the AMPS is generally held every 7 days for Series T7 and every 28 days for Series W28. Existing Shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. AMPS Shareholders may also trade shares in the secondary market between auction dates.

     On October 29, 2003, the Fund issued 2,570 shares for each Series T7 and W28 totaling 5,140 shares of AMPS. The AMPS represent a par value of $64.25 million each for Series T7 and W28 or $128.5 million in total, with an initial dividend rate equal to 1.35% and 1.30% for Series T7 and W28, respectively.

     The underwriters' sales load of 1% of the $128.5 million face value totaled $1,285,000 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating agency fees, etc. of $375,881 were charged against common equity capital. The sum of underwriters' sales load and cost of the issue totaled $1,660,881.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

     At May 31, 2004, 2,570 shares for Series T7 and W28 of Auction Market Preferred Shares were outstanding at the annual rate of 1.35% and 1.30%, for Series T7 and W28 respectively. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in a diversified portfolio of preferred and debt securities. This includes fully taxable ("hybrid") preferred securities and traditional preferred stocks eligible for the inter-corporate Dividends Received Deduction ("DRD"). Under normal market conditions, at least 50% of the value of the Fund's total assets will be invested in preferred securities. A security will be characterized as a hybrid preferred security if (a) an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor. (Certain securities, such as TOPrS, QUIPS, MIPS, TRUPS, QUIDS, QUICS, CorTS, Trust Preferred Securities, capital securities, and other similar investments will be considered debt securities to the extent that, in the opinion of the Fund's Investment Adviser, such investments are deemed not to have these characteristics.) Under normal market conditions, the Fund invests at least 25% of its total assets in securities issued by companies in the utilities industry and at least 25% of its total assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 20% of its total assets in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its total assets in common stocks, which total includes those convertible securities that trade in close relationship to the underlying common stock of an issuer.

     The Fund may invest up to 30% of its total assets in the securities, other than money market securities, of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars. The percentage limitation was raised from 20% by the Fund's Board of Directors at its regular board meeting on April 23, 2004.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2004, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
                     -----------------------------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period from inception through May 31, 2004, $279 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a Shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A Shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

ADDITIONAL COMPENSATION AGREEMENT

     The Adviser has agreed to compensate Merrill Lynch from its own resources at an annualized rate of 0.15% of the Fund's total managed assets for certain services, including after-market support services designed to maintain the visibility of the Fund.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.fcclaymore.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 30.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

MEETING OF SHAREHOLDERS

     On April 23, 2004, the Fund held its Annual Meeting of Shareholders (the "Meeting") to elect six Directors of the Fund ("Proposal 1"). In the election for directors to represent holders of AMPS, a quorum was not present at the 2004 Annual Meeting of Shareholders. In consequence, under the Fund's Bylaws, Messrs. Gust and Dalmaso will continue to serve as directors until the Fund's next regularly scheduled Annual Meeting of Shareholders. The results of the proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.

NAME                                                    FOR          WITHHELD
----                                                    ---          --------

COMMON STOCK
   Martin Brody ..................................     7,286,185       87,435
   Donald F. Crumrine ............................     7,296,242       77,378
   David Gale ....................................     7,295,693       77,927
   Robert F. Wulf ................................     7,293,935       79,685

                                                         FOR          WITHHELD
                                                         ---          --------
PREFERRED STOCK
   Nicholas Dalmaso ..............................     2,396             6
   Morgan Gust ...................................     2,396             6

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MARTIN BRODY                Director   Class II Director   Retired                    4         Director, Jaclyn, Inc.
c/o HMK Associates                            since                                             (luggage and
30 Columbia Turnpike                       August 2003                                          accessories). Director
Florham Park, NJ 07932                                                                          Emeritus, Smith Barney
Age: 82                                                                                         Mutual Funds (18 Funds).
                                                                                                Director, Flaherty &
                                                                                                Crumrine Preferred Income
                                                                                                Fund, Flaherty & Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty & Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4         Director, Golden
Delta Dividend Group, Inc.                    since        Delta Dividend                       State Vintners, Inc.
220 Montgomery Street                      August 2003     Group, Inc. (investments).           (wine pressing).
Suite 426                                                                                       Director, Flaherty &
San Francisco, CA 94104                                                                         Crumrine Preferred
Age: 54                                                                                         Income Fund,
                                                                                                Flaherty & Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty & Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
NON-INTERESTED
DIRECTORS:
----------

MORGAN GUST+                Director    Class II Director  From March 2002,           4         Director, Flaherty &
Giant Industries, Inc.                        since        President of Giant                   Crumrine Preferred
23733 N. Scottsdale Road                  August 2003**    Industries, Inc. (petroleum          Income Fund,
Scottsdale, AZ 85255                                       refining and marketing)              Flaherty & Crumrine
Age: 57                                                    and, for more than five              Preferred Income
                                                           years prior thereto,                 Opportunity Fund and
                                                           Executive Vice President,            Flaherty & Crumrine
                                                           and various other Vice               Claymore/Preferred
                                                           President positions at               Securities Income Fund.
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class III Director  Financial Consultant;      4         Director, Flaherty &
3560 Deerfield Drive South                    since        Trustee, University of               Crumrine Preferred
Salem, OR 97302                            August 2003     Oregon Foundation;                   Income Fund,
Age: 67                                                    Trustee, San Francisco               Flaherty & Crumrine
                                                           Theological Seminary.                Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty & Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

INTERESTED
DIRECTORS:
----------

DONALD F. CRUMRINE++       Director,   Class III Director  Chairman of the Board and  4         Director, Flaherty &
301 E. Colorado Boulevard   Chairman          since        Director of Flaherty &               Crumrine Preferred
Suite 720                 of the Board     August 2003     Crumrine Incorporated.               Income Fund,
Pasadena, CA 91101         and Chief                                                            Flaherty & Crumrine
Age: 56                 Executive Officer                                                       Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty & Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

** Mr. Gust will stand for election at the Fund's 2005 Annual Meeting of Shareholders.
+   As a Director,  represents  holders of shares of the Fund's
    Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Crumrine is considered an "interested person" because of his affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
-----------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
INTERESTED
DIRECTORS:
----------

NICHOLAS DALMASO+, ++      Director,    Class I Director   Senior Managing Director   2         Trustee, Dreman/
210 N. Hale Street       Vice President       since        and General Counsel of               Claymore Dividend and
Wheaton, IL 60187        and Assistant     August 2003     Claymore Securities, Inc.            Income Fund, Advent
Age: 39                     Secretary                      since November, 2001 and             Claymore Equity Income
                                                           Claymore Advisors, LLC               Fund, MBIA Capital/
                                                           since October 2003.                  Claymore Managed
                                                           Partner of DBN Group                 Duration Investment
                                                           since April 2001. Associate           Grade Municipal Fund,
                                                           General Counsel of                   Western Asset/Claymore
                                                           Nuveen Investments from              U.S. Treasury Inflation
                                                           July 1999 to November 2001.          Protection Securities
                                                           Prior to that, Associate             Funds, TS&W/Claymore
                                                           General Counsel of                   Balanced Income Fund,
                                                           Van Kampen Investments.              Madison/Claymore
                                                                                                Covered Call Fund and
                                                                                                Director of Flaherty &
                                                                                                Crumrine/Claymore
                                                                                                Preferred Income Fund.

OFFICERS:
---------

ROBERT M. ETTINGER          President         Since        President and Director of  2         Director, Flaherty &
301 E. Colorado Boulevard                  August 2003     Flaherty & Crumrine                  Crumrine Preferred
Suite 720                                                  Incorporated.                        Income Fund and
Pasadena, CA 91101                                                                              Flaherty & Crumrine
Age: 45                                                                                         Preferred Income
                                                                                                Opportunity Fund.

-------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - one year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - two year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Auction Market Preferred Stock.
++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Dalmaso is considered an "interested person" because of his affiliation with Claymore Securities, Inc. which acts as the Fund's servicing agent.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                     -----------------------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------           --------------  --------------       -------------    ---------------    -------------------
OFFICERS:
---------

PETER C. STIMES                Chief Financial       Since        Vice President of         --         --
301 E. Colorado Boulevard       Officer, Chief    August 2003     Flaherty & Crumrine
Suite 720                     Accounting Officer,                 Incorporated.
Pasadena, CA 91101        Vice President, Treasurer,
Age: 48                     and Assistant Secretary

BRADFORD S. STONE               Vice President       Since        Since May 2003, Vice      --         --
392 Springfield Avenue           and Assistant    August 2003     President of Flaherty &
Mezzanine Suite                    Treasurer                      Crumrine Incorporated;
Summit, NJ 07901                                                  from June 2001 to April
Age: 44                                                           2003, Director of US
                                                                  Market Strategy at
                                                                  Barclays Capital;
                                                                  from February 1987 to
                                                                  June 2001, Vice
                                                                  President of Goldman,
                                                                  Sachs & Company as
                                                                  Director of US Interest
                                                                  Rate Strategy and,
                                                                  previously, Vice
                                                                  President of Interest
                                                                  Rate Product Sales.

R. ERIC CHADWICK               Vice President,       Since        Vice President of         --         --
301 E. Colorado Boulevard       Secretary and    October 2002     Flaherty & Crumrine
Suite 720                         Assistant                       Incorporated since August
Pasadena, CA 91101                Treasurer                       2001, and previously
Age: 29                                                           (since January 1999)
                                                                  portfolio manager of
                                                                  Flaherty & Crumrine
                                                                  Incorporated.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Nicholas Dalmaso
     Vice President and
     Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
  CRUMRINE/CLAYMORE TOTAL RETURN FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMMITTED]      FLAHERTY & CRUMRINE/CLAYMORE
LIGHTHOUSE ART          TOTAL RETURN FUND


                                   SEMI-ANNUAL
                                     REPORT


                                  MAY 31, 2004




                          web site: www.fcclaymore.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
            ----------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date                       JULY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date                       JULY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date                       JULY 29, 2004
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* Print the name and title of each signing officer under his or her signature.

         CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

I, Donald F. Crumrine, certify that:

1.       I  have   reviewed   this   report  on  Form   N-CSR  of   Flaherty   &
         Crumrine/Claymore Total Return Fund Incorporated;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  [Omitted]

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   JULY 29, 2004             /S/ DONALD F. CRUMRINE
     --------------------         ----------------------------------------------
                                  Donald F. Crumrine, Director, Chairman of the
                                  Board and Chief Executive Officer
                                  (principal executive officer)